CASH (Details) - item	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH
Cash balances with number of PRC individual financial institutions	3	4
Total cash balances | Bank deposits concentration risk
CASH
Percentage of total cash balances accounted in bank deposits	70.00%	79.00%